Fair Value Of Financial Instruments (Schedule Of Gross Unrealized Losses On Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	$ (65)	$ (17)
Less than 12 months, Fair value	4,408	2,918
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	(65)	(17)
Less than 12 months, Fair value	$ 4,408	$ 2,918